Share-Based Compensation - Schedule of Performance Shares Activity (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion from Performance Shares to Restricted Stock Units upon completion of the spin-offs	(671,604)
EBITDA CAGR [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning balance	335,802	366,361
Conversion from Performance Shares to Restricted Stock Units upon completion of the spin-offs	(335,802)
Granted	169,843	300,784	204,523	176,661
Vested		(152,835)
Forfeited		(178,508)
Outstanding, ending balance	169,843	335,802	366,361
Weighted average grant date fair value, outstanding beginning balance	$ 68.09	$ 74.49
Weighted average grant date fair value, conversion from Performance Shares to Restricted Stock Units upon completion of the spin-offs	68.09
Weighted average grant date fair value, granted	58.02	58.83	$ 82.38	$ 64.59
Weighted average grant date fair value, vested		64.59
Weighted average grant date fair value, forfeited		68.61
Weighted average grant date fair value, outstanding ending balance	$ 58.02	$ 68.09	$ 74.49
Free cash flow CAGR [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning balance	0
Granted	169,812
Outstanding, ending balance	169,812	0
Weighted average grant date fair value, granted	$ 58.02
Weighted average grant date fair value, outstanding ending balance	$ 58.02
Relative shareholder return [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning balance	335,802	366,361
Granted		300,784	204,523	176,661
Vested		(152,835)
Forfeited		(178,508)
Outstanding, ending balance		335,802	366,361
Weighted average grant date fair value, outstanding beginning balance	$ 76.74	$ 86.37
Weighted average grant date fair value, granted		62.43	$ 98.94	$ 70.68
Weighted average grant date fair value, vested		70.68
Weighted average grant date fair value, forfeited		77.58
Weighted average grant date fair value, outstanding ending balance		$ 76.74	$ 86.37